Annual Fund Operating Expenses - Defiance Drone and Modern Warfare ETF - Defiance Drone and Modern Warfare ETF Class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.30%	[2]
Expenses (as a percentage of Assets)	0.99%	[3]

[1]	The Fund’s management fee is a “unified fee.” Out of the management fee, the Adviser pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions, and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses, each of which is paid by the Fund.
[2]	Acquired Fund Fees and Expenses” reflect the estimated expenses the Fund would indirectly bear from an investment through a special purpose vehicle (SPV), consisting of a one-time upfront access fee of up to 8% of the amount invested. Based on the Adviser’s estimate that approximately 3.7% of the Fund’s net assets will be invested through a single SPV, that access fee results in estimated Acquired Fund Fees and Expenses of approximately 0.30% (30 basis points). AFFE is not a direct cost paid by shareholders and is not reflected in the Fund’s financial statements.
[3]	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”